Fair Value of Financial Instruments and Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Financial Instruments And Derivative Insturments
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Derivatives not designated as hedging instruments

		Asset Derivatives Fair Values		Liability Derivatives Fair Values
Type of Contract	Balance sheet location	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019
Bunker Fuel	Derivative liabilities / Current liabilities	$—	$—	$—	$121

	Total Derivatives	$—	$—	$—	$121

Derivative Instruments, Gain (Loss)

	Amount of Gain/(Loss) Recognized on Derivatives Year ended December 31,
	2017	2018	2019
Interest Rate Contracts	$72	$18	$—
Bunker Fuel Contracts	$—	$—	$(121)
Net Gain/(Loss) Recognized	$72	$18	$(121)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis	The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2018 and 2019.

	Significant Other Observable Inputs (Level 2)
	December 31,
	2018	2019
Derivative instruments – asset position	$—	$—
Derivative instruments – liability position	—	121

Assets Measured at Fair Value on Non-Recurring Basis
The following tables summarize the valuation of assets measured at fair value on a non-recurring basis during the year ended December 31, 2017.

	Significant Other Observable Inputs (Level 2)	Loss
	December 31, 2017	December 31, 2017
M/V Panayiota K	$21,600	$29,892
M/V Efrossini	21,375	12,959
M/V Venus History	23,750	19,705
M/V Andreas K	20,450	28,737
Total	$87,175	$91,293